Available for-Sale and Other Securities	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Securities [Abstract]
AVAILABLE-FOR-SALE AND OTHER SECURITIES

4. AVAILABLE-FOR-SALE AND OTHER Securities

Contractual maturities of available-for-sale and other securities as of December 31, 2013 and 2012 were:

	2013		2012
	Amortized	Fair	Amortized	Fair
(dollar amounts in thousands)	Cost	Value	Cost	Value
Under 1 year	$263,366	$262,752	$60,054	$60,651
1 - 5 years	1,665,644	1,697,234	1,961,217	2,005,022
6 - 10 years	1,440,056	1,433,303	1,170,807	1,208,054
Over 10 years	3,662,328	3,577,502	3,989,977	3,967,196
Other securities:
Nonmarketable equity securities	320,991	320,991	308,075	308,075
Marketable equity securities	16,522	16,971	16,877	17,177
Total available-for-sale and other securities	$7,368,907	$7,308,753	$7,507,007	$7,566,175

Other securities at December 31, 2013 and 2012 include nonmarketable equity securities of $165.6 million of stock issued by the FHLB of Cincinnati, none and $3.5 million, respectively, of stock issued by the FHLB of Indianapolis, and $155.4 million and $139.0 million, of Federal Reserve Bank stock, respectively. Nonmarketable equity securities are recorded at amortized cost. Other securities also include marketable equity securities.

The following tables provide amortized cost, fair value, and gross unrealized gains and losses recognized in OCI by investment category at December 31, 2013 and 2012

		Unrealized
	Amortized	Gross		Gross	Fair
(dollar amounts in thousands)	Cost	Gains		Losses	Value
December 31, 2013
U.S. Treasury	$51,301	$303	$	---	$51,604
Federal agencies:
Mortgage-backed securities	3,562,444	42,319		(38,542)	3,566,221
Other agencies	313,877	6,105		(94)	319,888
Total U.S. government backed securities	3,927,622	48,727		(38,636)	3,937,713
Municipal securities (1)	1,140,263	18,825		(13,096)	1,145,992
Private-label CMO	51,238	1,188		(3,322)	49,104
Asset-backed securities	1,172,284	6,771		(88,015)	1,091,040
Covered bonds	280,595	5,279		---	285,874
Corporate debt	455,493	11,241		(9,494)	457,240
Other securities	341,412	511		(133)	341,790
Total available-for-sale and other securities	$7,368,907	$92,542		$(152,696)	$7,308,753

		Unrealized
	Amortized	Gross		Gross	Fair
(dollar amounts in thousands)	Cost	Gains		Losses	Value
December 31, 2012
U.S. Treasury	$51,620	$691	$	---	$52,311
Federal agencies:
Mortgage-backed securities	4,149,964	114,984		(278)	4,264,670
Other agencies	348,846	10,781		(1)	359,626
Total U.S. government backed securities	4,550,430	126,456		(279)	4,676,607
Municipal securities	489,080	13,927		(2,007)	501,000
Private-label CMO	75,557	1,087		(5,076)	71,568
Asset-backed securities (2)	1,126,315	16,287		(113,519)	1,029,083
Covered bonds	282,080	8,545		---	290,625
Corporate debt	654,693	15,301		(1,852)	668,142
Other securities	328,852	333		(35)	329,150
Total available-for-sale and other securities	$7,507,007	$181,936		$(122,768)	$7,566,175

(1) Effective December 31, 2013 approximately $600.4 million of direct purchase municipal instruments were reclassified from C&I loans to available-for-sale securities.

(2) Amounts at December 31, 2012 include securities backed by automobile loans with a fair value of $3 million which meet the eligibility requirements for the Term Asset-Backed Securities Loan Facility, administered by the Federal Reserve Bank.

The following tables provide detail on investment securities with unrealized losses aggregated by investment category and the length of time the individual securities have been in a continuous loss position, at December 31, 2013 and 2012:

		Less than 12 Months				Over 12 Months				Total
		Fair		Unrealized		Fair		Unrealized		Fair		Unrealized
(dollar amounts in thousands )		Value		Losses		Value		Losses		Value		Losses
December 31, 2013
U.S. Treasury	$	---	$	---	$	---	$	---	$	---	$	---
Federal Agencies:
Mortgage-backed securities		1,628,454		(37,174)		12,682		(1,368)		1,641,136		(38,542)
Other agencies		2,069		(94)		---		---		2,069		(94)
Total U.S. Government backed securities		1,630,523		(37,268)		12,682		(1,368)		1,643,205		(38,636)
Municipal securities		551,114		(12,395)		7,531		(701)		558,645		(13,096)
Private label CMO		---		---		22,639		(3,322)		22,639		(3,322)
Asset-backed securities		391,665		(9,720)		107,419		(78,295)		499,084		(88,015)
Corporate debt		146,308		(7,729)		26,155		(1,765)		172,463		(9,494)
Other securities		3,078		(72)		2,530		(61)		5,608		(133)
Total temporarily impaired securities		$2,722,688		$(67,184)		$178,956		$(85,512)		$2,901,644		$(152,696)

At December 31, 2013, the carrying value of investment securities pledged to secure public and trust deposits, trading account liabilities, U.S. Treasury demand notes, and security repurchase agreements totaled $2.6 billion. There were no securities of a single issuer, which are not governmental or government-sponsored, that exceeded 10% of shareholders' equity at December 31, 2013.

The following table is a summary of realized securities gains and losses for the years ended December 31, 2013, 2012, and 2011:

(dollar amounts in thousands)	2013	2012	2011
Gross gains on sales of securities	$2,932	$8,612	$18,641
Gross (losses) on sales of securities	(712)	(2,224)	(14,959)
Net gain (loss) on sales of securities	$2,220	$6,388	$3,682

Collateralized Debt Obligations and Private-Label CMO Securities

Our highest risk segments of our investment portfolio are the CDO and 2003-2006 vintage private-label CMO portfolios. Of the $49.1 million of the private-label CMO securities reported at fair value at December 31, 2013, approximately $20.4 million are rated below investment grade. The CDOs are in the asset-backed securities portfolio. These segments are in run-off, and we have not purchased these types of securities since 2008. The performance of the underlying securities in each of these segments reflects the deterioration of CDO issuers and 2003 to 2006 non-agency mortgages. Each of these securities in these two segments is subjected to a rigorous review of its projected cash flows. These reviews are supported with analysis from independent third parties.

The following table presents the credit ratings for our CDO and private label CMO securities as of December 31, 2013 and 2012:

Credit Ratings of Selected Investment Securities
(dollar amounts in thousands)			Average Credit Rating of Fair Value Amount (1)
	Amortized
	Cost	Fair Value	AAA		AA +/-		A +/-	BBB +/-	<BBB-
Private-label CMO securities	$51,238	$49,104	$16,964	$	---	$	---	$11,785	$20,355
Collateralized debt obligations	161,730	84,136	---		---		17,855	---	66,281
Total at December 31, 2013	$212,968	$133,240	$16,964	$	---		$17,855	$11,785	$86,636
Total at December 31, 2012	$299,029	$181,606	$22,793		$25,742		$35,763	$3,801	$93,507

(1)	Credit ratings reflect the lowest current rating assigned by a nationally recognized credit rating agency.

Negative changes to the above credit ratings would generally result in an increase of our risk-weighted assets, and a reduction to our regulatory capital ratios.

The fair values of the private label CMO and CDO assets have been impacted by various market conditions. The unrealized losses were primarily the result of wider liquidity spreads on asset-backed securities and increased market volatility on non-agency mortgage and asset-backed securities that are collateralized by certain mortgage loans. In addition, the expected average lives of the asset-backed securities backed by trust-preferred securities have been extended, due to changes in the expectations of when the underlying securities would be repaid. The contractual terms and / or cash flows of the investments do not permit the issuer to settle the securities at a price less than the amortized cost. Huntington does not intend to sell, nor does it believe it will be required to sell these securities until the fair value is recovered, which may be maturity and; therefore, does not consider them to be other-than-temporarily impaired at December 31, 2013.

The following table summarizes the relevant characteristics of our CDO securities portfolio, which are included in asset-backed securities, at December 31, 2013 and 2012. Each security is part of a pool of issuers and supports a more senior tranche of securities except for the I-Pre TSL II, and MM Comm III securities which are the most senior class.

Collateralized Debt Obligation Securities Data
(dollar amounts in thousands)							Actual
							Deferrals	Expected
							and	Defaults
						# of Issuers	Defaults	as a % of
					Lowest	Currently	as a % of	Remaining
		Amortized	Fair	Unrealized	Credit	Performing/	Original	Performing	Excess
Deal Name	Par Value	Cost	Value	Loss (2)	Rating (3)	Remaining (4)	Collateral	Collateral	Subordination (5)
Alesco II (1)	$41,646	$29,629	$12,756	$(16,873)	C	29/33	10%	9%	---%
ICONS	20,000	20,000	15,208	(4,792)	BB	21/22	3	14	52
I-Pre TSL II	20,059	20,009	17,855	(2,154)	A	21/23	5	10	78
MM Comm III	5,669	5,417	4,007	(1,410)	BB	5/9	5	9	33
Pre TSL IX	5,000	3,955	1,955	(2,000)	C	29/43	20	13	4
Pre TSL XI (1)	25,000	21,098	8,130	(12,968)	C	41/60	28	15	---
Pre TSL XIII (1)	28,045	21,274	10,996	(10,278)	C	43/61	29	23	4
Reg Diversified (1)	25,500	6,908	589	(6,319)	D	23/42	40	12	---
Soloso (1)	12,500	2,440	138	(2,302)	C	36/63	32	23	---
Tropic III	31,000	31,000	12,502	(18,498)	CCC	25/40	26	14	38
Total at December 31, 2013	$214,419	$161,730	$84,136	$(77,594)
Total at December 31, 2012	$266,863	$195,760	$84,296	$(111,464)

(1)	Security was determined to have OTTI. As such, the book value is net of recorded credit impairment.
(2)	The majority of securities have been in a continuous loss position for 12 months or longer.
(3)	For purposes of comparability, the lowest credit rating expressed is equivalent to Fitch ratings even where the lowest rating is based on another nationally recognized credit rating agency.
(4)	Includes both banks and/or insurance companies.
(5)	Excess subordination percentage represents the additional defaults in excess of both current and projected defaults that the CDO can absorb before the bond experiences credit impairment. Excess subordinated percentage is calculated by (a) determining what percentage of defaults a deal can experience before the bond has credit impairment, and (b) subtracting from this default breakage percentage both total current and expected future default percentages.

Security Impairment

Huntington evaluated OTTI on the debt security types listed below.

Alt-A mortgage-backed and private-label CMO securities are collateralized by first-lien residential mortgage loans. The securities are valued by a third party pricing specialist using a discounted cash flow approach and proprietary pricing model. The model uses inputs such as estimated prepayment speeds, losses, recoveries, default rates that are implied by the underlying performance of collateral in the structure or similar structures, discount rates that are implied by market prices for similar securities, collateral structure types, and house price depreciation / appreciation rates that are based upon macroeconomic forecasts.

Collateralized Debt Obligations are CDOs backed by a pool of debt securities issued by financial institutions. The collateral generally consists of trust-preferred securities and subordinated debt securities issued by banks, bank holding companies, and insurance companies. A full cash flow analysis is used to estimate fair values and assess impairment for each security within this portfolio. A third party pricing specialist with direct industry experience in pooled-trust-preferred security evaluations is engaged to provide assistance estimating the fair value and expected cash flows on this portfolio. The full cash flow analysis is completed by evaluating the relevant credit and structural aspects of each pooled-trust-preferred security in the portfolio, including collateral performance projections for each piece of collateral in the security and terms of the security's structure. The credit review includes an analysis of profitability, credit quality, operating efficiency, leverage, and liquidity using available financial and regulatory information for each underlying collateral issuer. The analysis also includes a review of historical industry default data, current/near term operating conditions, and the impact of macroeconomic and regulatory changes.  Using the results of our analysis, we estimate appropriate default and recovery probabilities for each piece of collateral then estimate the expected cash flows for each security. The cumulative probability of default ranges from a low of 1% to 100%.

Many collateral issuers have the option of deferring interest payments on their debt for up to five years.  For issuers who are deferring interest, assumptions are made regarding the issuers ability to resume interest payments and make the required principal payment at maturity; the cumulative probability of default for these issuers currently ranges from 1% to 100%, and a 10% recovery assumption.  The fair value of each security is obtained by discounting the expected cash flows at a market discount rate, ranging from LIBOR plus 3.5% to LIBOR plus 15.3% as of December 31, 2013.  The market discount rate is determined by reference to yields observed in the market for similarly rated collateralized debt obligations, specifically high-yield collateralized loan obligations.  The relatively high market discount rate is reflective of the uncertainty of the cash flows and illiquid nature of these securities.  The large differential between the fair value and amortized cost of some of the securities reflects the high market discount rate and the expectation that the majority of the cash flows will not be received until near the final maturity of the security (the final maturities range from 2032 to 2035).

On December 10, 2013, the Federal Reserve, the OCC, the FDIC, the CFTC and the SEC issued final rules to implement the Volcker Rule contained in section 619 of the Dodd-Frank Act, generally to become effective on July 21, 2015. The Volcker Rule prohibits an insured depository institution and its affiliates (referred to as “banking entities”) from: (i) engaging in “proprietary trading” and (ii) investing in or sponsoring certain types of funds (“covered funds”) subject to certain limited exceptions. These prohibitions impact the ability of U.S. banking entities to provide investment management products and services that are competitive with nonbanking firms generally and with non-U.S. banking organizations in overseas markets. The rule also effectively prohibits short-term trading strategies by any U.S. banking entity if those strategies involve instruments other than those specifically permitted for trading.

On January 14, 2014, the five federal agencies approved an interim final rule to permit banking entities to retain interests in certain collateralized debt obligations backed primarily by trust preferred securities from the investment prohibitions of section 619 of the Volcker Rule.  Under the interim final rule, the agencies permit the retention of an interest in or sponsorship of covered funds by banking entities if certain qualifications are met.  In addition, the agencies released a non-exclusive list of issuers that meet the requirements of the interim final rule.  At December 31, 2013, we had investments in ten different pools of trust preferred securities.  Eight of our pools are included in the list of non-exclusive issuers.  We have analyzed the ICONS and I-Pre TSL II pools that were not included on the list and believe that it is more likely than not that we will be able to hold these securities to recovery under the final Volcker Rule regulations.

For the periods ended December 31, 2013, 2012 and 2011, the following table summarizes by security type, the total OTTI losses recognized in the Consolidated Statements of Income for securities evaluated for impairment as described above:

		Year ended December 31,
(dollar amounts in thousands)		2013		2012	2011
Available-for-sale and other securities:
Alt-A Mortgage-backed	$	---	$	---	$(361)
Collateralized Debt Obligations		(1,466)		---	(3,798)
Private label CMO		(336)		(1,614)	(2,550)
Total debt securities		(1,802)		(1,614)	(6,709)
Equity securities		---		(5)	(654)
Total available-for-sale and other securities		$(1,802)		$(1,619)	$(7,363)

The following table rolls forward the OTTI recognized in earnings on debt securities held by Huntington for the years ended December 31, 2013 and 2012 as follows:

	Year Ended December 31,
(dollar amounts in thousands)	2013	2012
Balance, beginning of year	$49,433	$56,764
Reductions from sales	(20,366)	(8,945)
Credit losses not previously recognized	---	---
Additional credit losses	1,802	1,614
Balance, end of year	$30,869	$49,433

As of December 31, 2013, Management has evaluated all other investment securities with unrealized losses and all nonmarketable securities for impairment and concluded no additional OTTI is required.

		Less than 12 Months				Over 12 Months				Total
		Fair		Unrealized		Fair		Unrealized		Fair		Unrealized
(dollar amounts in thousands )		Value		Losses		Value		Losses		Value		Losses
December 31, 2012
U.S. Treasury	$	---	$	---	$	---	$	---	$	---	$	---
Federal Agencies
Mortgage-backed securities		44,836		(278)		---		---		44,836		(278)
Other agencies		801		(1)		---		---		801		(1)
Total U.S. Government backed securities		45,637		(279)		---		---		45,637		(279)
Municipal securities		51,316		(2,007)		---		---		51,316		(2,007)
Private label CMO		22,793		---		34,617		(5,076)		57,410		(5,076)
Asset-backed securities		28,089		(73)		108,660		(113,446)		136,749		(113,519)
Corporate debt		138,792		(1,472)		119,620		(380)		258,412		(1,852)
Other securities		---		---		1,630		(35)		1,630		(35)
Total temporarily impaired securities		$286,627		$(3,831)		$264,527		$(118,937)		$551,154		$(122,768)